Average Annual Total Returns (Value & Restructuring Trust)	12 Months Ended
May 01, 2011
S&P 500 Index
Average Annual Return:
One Year	15.06%
Five Year	2.29%
Since Inception	3.08%
Date of Inception	Oct. 24, 2005
Series NAV, Value & Restructuring Trust
Average Annual Return:
One Year	19.63%
Five Year	3.12%
Since Inception	4.26%
Date of Inception	Oct. 24, 2005